Average Annual Total Returns{- Franklin DynaTech Fund} - Franklin Custodian Funds-31 - Franklin DynaTech Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	49.00%	24.13%	18.34%	49.00%	23.63%	17.79%	29.01%	19.71%	15.49%	55.51%	24.61%	18.12%	57.28%	25.23%	18.71%	58.22%	26.02%	22.71%	[1]	58.08%	25.86%	19.31%	38.49%	20.99%	17.21%	18.40%	15.21%	13.88%

[1]	1. Since inception May 1, 2013.